Financial Instruments (Details 3) - Currency Risk - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Net exposure	$ (358)	$ (25)
Financial Liabilities Denominated in Foreign Currencies
Disclosure of detailed information about financial instruments [line items]
Net exposure	(41)	(80)
Financial Assets Denominated in Foreign Currencies
Disclosure of detailed information about financial instruments [line items]
Net exposure	$ 399	$ 55